Effect of reclassification upon adoption of IFRS 9 - Footnotes (Details) - USD ($) $ in Millions		6 Months Ended
		Jun. 30, 2018	Dec. 31, 2017	Jun. 30, 2017
Disclosure Of Effects Of Initial Application Of IFRS 9 [Line Items]
Increase (decrease) to net assets including ECL upon initial adoption of IFRS 9			$ (2,232)
IFRS 9 re-measurement including expected credit losses4			3,341
IFRS 9 remeasurement including expected credit losses			1,694
Carrying amount post reclassification			2,521,771
Trading income (expense)	[1],[2]	$ 4,883	4,194	$ 4,232
Tax expense		$ 2,296	3,093	2,195
IFRS 9 remeasurement			1,647
IFRS 9 remeasurement attributable to expected credit losses			184
Fair value through profit and loss
Disclosure Of Effects Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classification			0
IFRS 9 reclassifications and other changes in classifications			0
Amortised cost
Disclosure Of Effects Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classification			0
IFRS 9 reclassifications and other changes in classifications			0
Fair value through other comprehensive income
Disclosure Of Effects Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classification			0
IFRS 9 reclassifications and other changes in classifications			0
Other changes in classification
Disclosure Of Effects Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classification			0
IFRS 9 reclassifications and other changes in classifications			0
Other reserves
Disclosure Of Effects Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 remeasurement			61
Financial liabilities designated at fair value
Disclosure Of Effects Of Initial Application Of IFRS 9 [Line Items]
Increase (decrease) in financial liabilities voluntarily reclassified upon initial application of IFRS 9			(7,110)
IFRS 9 remeasurement including expected credit losses			(9)
Financial liabilities designated at fair value | Fair value through profit and loss
Disclosure Of Effects Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classifications			0
Financial liabilities designated at fair value | Amortised cost
Disclosure Of Effects Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classifications			(9,699)
Financial liabilities designated at fair value | Fair value through other comprehensive income
Disclosure Of Effects Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classifications			0
Financial liabilities designated at fair value | Other changes in classification
Disclosure Of Effects Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classifications			59,267
Trading liabilities
Disclosure Of Effects Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 remeasurement including expected credit losses			0
Trading liabilities | Fair value through profit and loss
Disclosure Of Effects Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classifications			0
Trading liabilities | Amortised cost
Disclosure Of Effects Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classifications			0
Trading liabilities | Fair value through other comprehensive income
Disclosure Of Effects Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classifications			0
Trading liabilities | Other changes in classification
Disclosure Of Effects Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classifications			(103,497)
Trading liabilities
Disclosure Of Effects Of Initial Application Of IFRS 9 [Line Items]
Financial Liabilities Reclassified Voluntarily, Initial Application Of IFRS 9			(44,230)
Deposits by banks
Disclosure Of Effects Of Initial Application Of IFRS 9 [Line Items]
Financial Liabilities Reclassified Voluntarily, Initial Application Of IFRS 9			(5,430)
Customer accounts
Disclosure Of Effects Of Initial Application Of IFRS 9 [Line Items]
Financial Liabilities Reclassified Voluntarily, Initial Application Of IFRS 9			(4,235)
IFRS 9 remeasurement including expected credit losses			0
Customer accounts | Fair value through profit and loss
Disclosure Of Effects Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classifications			0
Customer accounts | Amortised cost
Disclosure Of Effects Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classifications			0
Customer accounts | Fair value through other comprehensive income
Disclosure Of Effects Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classifications			0
Customer accounts | Other changes in classification
Disclosure Of Effects Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classifications			(4,235)
Provisions
Disclosure Of Effects Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 remeasurement including expected credit losses			(284)
Provisions | Fair value through profit and loss
Disclosure Of Effects Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classifications			0
Provisions | Amortised cost
Disclosure Of Effects Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classifications			0
Provisions | Fair value through other comprehensive income
Disclosure Of Effects Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classifications			0
Provisions | Other changes in classification
Disclosure Of Effects Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classifications			0
Liabilities Under Insurance Contracts
Disclosure Of Effects Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classifications			(69)
Subordinated liabilities
Disclosure Of Effects Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 remeasurement including expected credit losses			1,445
Increase (decrease) in financial liabilities designated at amortised cost upon initial application of IFRS 9			370
Subordinated liabilities | Fair value through profit and loss
Disclosure Of Effects Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classifications			0
Subordinated liabilities | Amortised cost
Disclosure Of Effects Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classifications			7,480
Subordinated liabilities | Fair value through other comprehensive income
Disclosure Of Effects Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classifications			0
Subordinated liabilities | Other changes in classification
Disclosure Of Effects Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classifications			0
Debt securities in issue
Disclosure Of Effects Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 remeasurement including expected credit losses			105
Debt securities in issue | Fair value through profit and loss
Disclosure Of Effects Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classifications			0
Debt securities in issue | Amortised cost
Disclosure Of Effects Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classifications			2,095
Debt securities in issue | Fair value through other comprehensive income
Disclosure Of Effects Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classifications			0
Debt securities in issue | Other changes in classification
Disclosure Of Effects Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classifications			0
Accruals, deferred income and other liabilities
Disclosure Of Effects Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 remeasurement including expected credit losses			0
Accruals, deferred income and other liabilities | Fair value through profit and loss
Disclosure Of Effects Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classifications			0
Accruals, deferred income and other liabilities | Amortised cost
Disclosure Of Effects Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classifications			124
Accruals, deferred income and other liabilities | Fair value through other comprehensive income
Disclosure Of Effects Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classifications			0
Accruals, deferred income and other liabilities | Other changes in classification
Disclosure Of Effects Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classifications			53,895
Trading Assets
Disclosure Of Effects Of Initial Application Of IFRS 9 [Line Items]
Financial Assets Reclassified Voluntarily, Initial Application Of IFRS 9			(37,900)
Loans and advances to banks
Disclosure Of Effects Of Initial Application Of IFRS 9 [Line Items]
Financial Assets Reclassified Voluntarily, Initial Application Of IFRS 9			(5,939)
Increase (decrease) in financial assets designated at fair value through profit or loss reclassified upon initial application of IFRS 9			(712)
Loans and advances to customers
Disclosure Of Effects Of Initial Application Of IFRS 9 [Line Items]
Financial Assets Reclassified Voluntarily, Initial Application Of IFRS 9			(3,976)
Increase (decrease) in financial assets designated at fair value through profit or loss reclassified upon initial application of IFRS 9			(3,903)
Loans And Advances To Customers And Banks
Disclosure Of Effects Of Initial Application Of IFRS 9 [Line Items]
Financial Assets Reclassified Voluntarily, Initial Application Of IFRS 9			(4,642)
Loans and advances to customers
Disclosure Of Effects Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 re-measurement including expected credit losses4			1,890
Carrying amount post reclassification			951,627
Loans and advances to customers | Fair value through profit and loss
Disclosure Of Effects Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classification			3,903
Loans and advances to customers | Amortised cost
Disclosure Of Effects Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classification			(24)
Loans and advances to customers | Fair value through other comprehensive income
Disclosure Of Effects Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classification			0
Loans and advances to customers | Other changes in classification
Disclosure Of Effects Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classification			7,458
Debt Securities, Treasury And Other Eligible Bills | Available for sale
Disclosure Of Effects Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 re-measurement including expected credit losses4			3
Increase (decrease) in financial asset measured at amortised cost excluding ECL upon initial application of IFRS 9			(441)
Carrying amount post reclassification			322,166
Debt Securities, Treasury And Other Eligible Bills | Available for sale | Fair value through profit and loss
Disclosure Of Effects Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classification			3,131
Debt Securities, Treasury And Other Eligible Bills | Available for sale | Amortised cost
Disclosure Of Effects Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classification			7,026
Debt Securities, Treasury And Other Eligible Bills | Available for sale | Fair value through other comprehensive income
Disclosure Of Effects Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classification			(83)
Debt Securities, Treasury And Other Eligible Bills | Available for sale | Other changes in classification
Disclosure Of Effects Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classification			0
Equity investments | Available for sale
Disclosure Of Effects Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 re-measurement including expected credit losses4			0
Carrying amount post reclassification			1,813
Equity investments | Available for sale | Fair value through profit and loss
Disclosure Of Effects Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classification			2,104
Equity investments | Available for sale | Amortised cost
Disclosure Of Effects Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classification			0
Equity investments | Available for sale | Fair value through other comprehensive income
Disclosure Of Effects Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classification			0
Equity investments | Available for sale | Other changes in classification
Disclosure Of Effects Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classification			0
Prepayments, accrued income and other assets
Disclosure Of Effects Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 re-measurement including expected credit losses4			15
Carrying amount post reclassification			114,792
Prepayments, accrued income and other assets | Fair value through profit and loss
Disclosure Of Effects Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classification			214
Prepayments, accrued income and other assets | Amortised cost
Disclosure Of Effects Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classification			(37,900)
Prepayments, accrued income and other assets | Fair value through other comprehensive income
Disclosure Of Effects Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classification			0
Prepayments, accrued income and other assets | Other changes in classification
Disclosure Of Effects Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classification			(9,915)
Interests in associates and joint ventures
Disclosure Of Effects Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 re-measurement including expected credit losses4			942
Carrying amount post reclassification			22,744
Interests in associates and joint ventures | Fair value through profit and loss
Disclosure Of Effects Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classification			0
Interests in associates and joint ventures | Amortised cost
Disclosure Of Effects Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classification			0
Interests in associates and joint ventures | Fair value through other comprehensive income
Disclosure Of Effects Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classification			0
Interests in associates and joint ventures | Other changes in classification
Disclosure Of Effects Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classification			0
Goodwill and intangible assets
Disclosure Of Effects Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 re-measurement including expected credit losses4			79
IFRS 9 reclassifications and other changes in classification			79
Carrying amount post reclassification			23,453
Goodwill and intangible assets | Fair value through profit and loss
Disclosure Of Effects Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classification			0
Goodwill and intangible assets | Amortised cost
Disclosure Of Effects Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classification			0
Goodwill and intangible assets | Fair value through other comprehensive income
Disclosure Of Effects Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classification			0
Goodwill and intangible assets | Other changes in classification
Disclosure Of Effects Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classification			0
Pro Forma | Change In Accounting Policy And Presentation
Disclosure Of Effects Of Initial Application Of IFRS 9 [Line Items]
Trading income (expense)			199	346
Tax expense			$ 64	$ 104

[1]	10The classification and measurement requirements under IFRS 9, which was adopted from 1 January 2018, are based on an entity’s assessment of both the business model for managing the assets and the contractual cash flow characteristics of the assets. The standard contains a classification for items measured mandatorily at fair value through profit or loss as a residual category. Given its residual nature, the presentation of the income statement has been updated to separately present items in this category which are of a dissimilar nature or function, in line with IAS 1 ‘Presentation of financial statements’ requirements. Comparative data has been re-presented. There is no net impact on total operating income.
[2]	11Prior to 2018 foreign exchange exposure on some financial instruments designated at fair value was presented in the same line in the income statement as the underlying fair value movement on these instruments. In 2018 we have grouped the presentation of the entire effect of foreign exchange exposure in profit or loss and presented it within ‘net income from financial instruments held for trading or managed on a fair value basis’. Comparative data have been re-presented. There is no net impact on total operating income and the impact on ‘changes in fair value of long-term debt and related derivatives’ is $(276)m in 1H17 and $(241)m in 2H17.